Annual Fund Operating Expenses - Columbia Research Enhanced Real Estate ETF - Columbia Research Enhanced Real Estate ETF	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.33%

[1]	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust I on behalf of the Fund, Columbia Management Investment Advisers, LLC pays the operating costs and expenses of the Fund, but not taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.